Transactions with Related Parties and Affiliates (Details Narrative)		3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jan. 07, 2022 USD ($)	Mar. 30, 2021 USD ($)	Mar. 31, 2017 USD ($)	May 10, 2021 USD ($)	Apr. 21, 2020 USD ($)	Jun. 04, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 29, 2020 USD ($)	Jul. 26, 2022 USD ($)	Aug. 31, 2021 USD ($)	Oct. 02, 2020 USD ($)	Sep. 30, 2020 USD ($)	Nov. 15, 2012 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Extraordinary fees and costs expenses															$ 56,754,000	$ 29,259,000	$ 10,337,000
Extraordinary fees and costs expenses related other expense															14,020,000	9,738,000	4,344,000
Vessel operating expenses (entirely through related parties transactions)															312,022,000	191,449,000	93,732,000
General and Administrative Expense															67,180,000	41,461,000	24,012,000
Due to Related Parties, Current															104,751,000	64,204,000
Equity Method Investment, Other than Temporary Impairment																	6,900,000
Working capital balances															(782,334,000)	(5,766,000)	37,999,000
Payments to Acquire Property, Plant, and Equipment															433,777,000	217,032,000	72,417,000
Oustanding balance															$ 389,007,000	0
Navios Acquisition Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Initiation Date															Aug. 24, 2021
Proceeds from Lines of Credit															$ 45,000,000
Debt Instrument, Interest Rate, Stated Percentage															11.50%
Repayment date															August 2022
Oustanding balance															$ 45,000,000
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Additions										$ 835,000,000
Working capital balances										(37,016,000)
Payments to Acquire Property, Plant, and Equipment										$ 370,638,000
Navios Holdings Guarantee [Member]
Related Party Transaction [Line Items]
Supplemental credit default insurance maximum cash payment														$ 20,000,000
Due from Related Parties, Current																		$ 5,000,000	$ 5,000,000
NSM Loan Agreement [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															$ 100,000,000
Line of Credit Facility, Initiation Date															Mar. 19, 2021
Long-Term Debt, Description															to be used for general corporate purposes
Repayment period.															two years
Debt Instrument, Basis Spread on Variable Rate															11.00%
Debt Instrument, Frequency of Periodic Payment															quarterly
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II[Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															$ 43,500,000
Line of Credit Facility, Increase (Decrease), Net			$ 14,000,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II [Member] | Navios Europe II[Member]
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness					$ 5,000,000
Notes Receivable, Related Parties					$ 17,276,000
Navios Azimuth [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Additions							$ 30,003,000
Vessel year built							2011
Vessel type							Capesize
Vessel capacity in DWT							179,169
Capitalized expenses							$ 3,000
Navios Ray [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built								2012
Vessel type								Capesize
Vessel capacity in DWT								179,515
Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built								2009
Vessel type								Capesize
Vessel capacity in DWT								180,022
Navios Ray and Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Additions								$ 58,000,000
Navios Koyo [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Additions						$ 28,567,000
Vessel year built						2011
Vessel type						Capesize
Vessel capacity in DWT						181,415
Capitalized expenses						$ 67,000
Ete N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built				2012
Vessel type				Containership
Vessel capacity in TEU				2,782
Fleur N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built				2012
Vessel type				Containership
Vessel capacity in TEU				2,782
Spectrum N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built				2009
Vessel type				Containership
Vessel capacity in TEU				2,546
Ete N, Fleur N and Spectrum N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Additions				$ 55,500,000
Navios Avior [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built		2012
Vessel type		Panamax
Vessel capacity in DWT		81,355
Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built		2012
Vessel type		Panamax
Vessel capacity in DWT		81,472
Navios Avior and Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Additions		$ 39,320,000
Working capital balances		$ (5,766,000)
Navios Gem [Member]
Related Party Transaction [Line Items]
Vessel year built													2014
Vessel type													Capesize
Vessel capacity in DWT													181,336
Navios Victory [Member]
Related Party Transaction [Line Items]
Vessel year built													2014
Vessel type													Panamax
Vessel capacity in DWT													77,095
Navios Gem and Navios Victory [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity													$ 33,000,000
Additions													$ 51,000,000
Five drybulk vessels, three Panamax vessels and two Ultra-Handymax vessels [Member] | Upon Liquidation Of Navios Europe I [Member]
Related Party Transaction [Line Items]
Additions									$ 56,050,000
Covid-19 Measures [Member]
Related Party Transaction [Line Items]
Extraordinary fees and costs expenses															11,262,000	5,811,000
Extraordinary fees and costs expenses related other expense																2,034,000
Upon Europe II liquidation [member] | Drybulk vessels [Member]
Related Party Transaction [Line Items]
Percentage of stock acquired									100.00%
Additions									$ 56,050,000
Payments to Acquire Property, Plant, and Equipment															36,056,000
Payments to Acquire Loans Receivable															17,276,000
Upon Europe II liquidation [member] | Drybulk vessels [Member] | Receipt of Assets in Satisfaction of Debt [Member]
Related Party Transaction [Line Items]
Working capital balances															(2,718,000)
First 15 of 36 Vessels [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Date of delivery										July 29, 2022
Remaining 21 of 36 Vessels [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Date of delivery										September 8, 2022
Sellers Credit [Member] | Navios Gem and Navios Victory [Member]
Related Party Transaction [Line Items]
Repayment of debt												$ 13,622,000
Management Agreement [Member]
Related Party Transaction [Line Items]
Payments to Acquire Water and Waste Water Systems															18,901,000	11,408,000
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Ultra Handymax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee															4,480	4,350
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Panamax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee															4,580	4,450
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Capesize Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee															5,570	5,410
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership Vessels of TEU 6,800 [Member]
Related Party Transaction [Line Items]
Daily management fee															7,110	6,900
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Sub-Panamax/Panamax [Member]
Related Party Transaction [Line Items]
Daily management fee																6,100
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 3,000 up to 4,999 [Member]
Related Party Transaction [Line Items]
Daily management fee															6,400	6,220
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 8,000 up to 9,999 [Member]
Related Party Transaction [Line Items]
Daily management fee															8,010.00	7,780
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 10,000 up to 11,999 [Member]
Related Party Transaction [Line Items]
Daily management fee															8,520	8,270
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | MR1 and MR2 product tankers and chemical tankers [Member]
Related Party Transaction [Line Items]
Daily management fee															7,030.00	6,830
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | LR1 Product Tanker [Member]
Related Party Transaction [Line Items]
Daily management fee															7,440	7,230
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | VLCC [Member]
Related Party Transaction [Line Items]
Daily management fee															9,940	9,650
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Container vessel of 1,300 TEU to 3,400 TEU [Member]
Related Party Transaction [Line Items]
Daily management fee															6,280	6,100
Management Agreement [Member] | Upon completion of the NMCI Merger [member] | Containership of TEU 3,000 up to 4,999 [Member]
Related Party Transaction [Line Items]
Daily management fee															6,220
Management Agreement [Member] | Upon completion of the NMCI Merger [member] | Containership of TEU 8,000 up to 9,999 [Member]
Related Party Transaction [Line Items]
Daily management fee															7,780
Management Agreement [Member] | Upon completion of the NMCI Merger [member] | Containership of TEU 10,000 up to 11,999 [Member]
Related Party Transaction [Line Items]
Daily management fee															8,270
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee															$ 50.00
Annual growth factor of management fees															3.00%
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member] | MR1 and MR2 product tankers and chemical tankers [Member]
Related Party Transaction [Line Items]
Daily management fee															$ 6,830
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member] | LR1 Product Tanker [Member]
Related Party Transaction [Line Items]
Daily management fee															7,230
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member] | VLCC [Member]
Related Party Transaction [Line Items]
Daily management fee															9,650
Management Agreement [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee															25.000
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and Administrative Expense															50,190,000	28,805,000	$ 13,708,000
Due from Related Parties															41,403,000	35,245,000
Due to Related Parties, Current															104,751,000	$ 64,204,000
Navios Acquisition [Member] | Supplemental Loan Agreement [Member]
Related Party Transaction [Line Items]
Repayment of debt	$ 33,112,000										$ 35,000,000				$ 33,112,000
Repayment date															December 23, 2021
Long-Term Debt, Description															to amend the NSM Loan Agreement